Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contributions
Contributions by employer, noncash, next fiscal year	$ 14
Expense of defined contribution plans	205	$ 190	$ 186
Defined pension benefits
Contributions
Contributions by employer, noncash	224
Estimated contribution by employer, next fiscal year	156
Estimated discretionary contributions by employer, next fiscal year	35
Defined pension benefits | Switzerland
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	228	91
Of which, discretionary contributions to defined benefit pension plans	152	2
Expected future cash flows in respect of pension and other postretirement benefit plans
2021	347
2022	235
2023	219
2024	209
2025	200
Years 2026-2030	877
Defined pension benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	611	115
Of which, discretionary contributions to defined benefit pension plans	520	8
Expected future cash flows in respect of pension and other postretirement benefit plans
2021	314
2022	264
2023	257
2024	261
2025	264
Years 2026-2030	1,308
Other postretirement benefits
Contributions
Estimated contribution by employer, next fiscal year	9
Other postretirement benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	12	10
Of which, discretionary contributions to defined benefit pension plans	0	$ 0
Expected future cash flows in respect of pension and other postretirement benefit plans
2021	9
2022	9
2023	8
2024	8
2025	7
Years 2026-2030	$ 29